Summary of Significant Accounting Policies (Details Textual) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Revenues Earned Based On Percentage Of Non Negotiable Chips		0.045%
Total Rolling Chip Turn Over	$ 1,716,184,971	$ 2,166,810,628	$ 2,363,427,054
Percentage Of Rolling Tax Rate		0.01%
Maximum [Member]
Gaming Win And Losses Rate Percentage		45.00%
Minimum [Member]
Gaming Win And Losses Rate Percentage		40.25%